Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss - $ / shares	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	[1]	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss [Line Items]
Earning per share basic	$ 24.7	[1]	$ 11.4		$ 0.22	[2]	$ 0.15	[2]	$ 0.41	[2]
Weighted average number of shares basic	12,584,625
Pre Stock Split [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss [Line Items]
Earning per share basic	$ 3.4
Weighted average number of shares basic	41,948,748
Adjustments [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss [Line Items]
Earning per share basic	$ 8				$ (0.11)		$ 0.1		$ 0.29
Weighted average number of shares basic	(29,364,123)				4,194,875		(29,364,123)		(29,364,123)
Post Stock Split [Member]
Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss [Line Items]
Earning per share basic	$ 11.4
Weighted average number of shares basic	12,584,625

[1]	Giving retroactive effect to the Reverse Split and Stock Split in the six months ended December 31, 2022 as detailed in note 13 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.